Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2017